Leases (Details 1) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Operating Leases
Operating lease right-of-use assets	$ 852,514	$ 1,048,686
Operating lease liabilities	863,566	1,060,391
Finance Leases
Finance lease right-of-use assets	3,852,605	85,680
Finance lease liabilities	$ 3,857,883	$ 38,159